OTHER SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
OTHER SIGNIFICANT ACCOUNTING POLICIES
Other significant accounting policies
IFRS 15 “Revenue recognition and deductions from revenue”
The Group derives its revenues by making, selling and distributing ready to drink beverages. The revenue from the sale of products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional.
The Group uses various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future normal commercial terms.
Financing elements are not deemed present in our contracts with customers as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.
Standards issued but not yet effective
Certain new accounting standards and interpretations have been published that are not mandatory for 31 December 2020 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.